Accounts Payable	6 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	Note 9 – Accounts payable
	December 31, 2022	June 30, 2022
	(Unaudited)
Royal fees payable	$3,270,945	$3,770,945